Financial Instruments - Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ (6,365)	£ (5,253)
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,392)	(762)
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(595)	(678)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(521)	(582)
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(730)	(502)
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(696)	(658)
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(2,341)	(2,071)
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(6,080)	(5,130)
Fixed rate borrowings [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(752)	(331)
Fixed rate borrowings [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(610)	(703)
Fixed rate borrowings [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(552)	(575)
Fixed rate borrowings [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(879)	(518)
Fixed rate borrowings [member] | 4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(732)	(805)
Fixed rate borrowings [member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(2,555)	(2,198)
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(411)	(450)
Lease liabilities [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(104)	(100)
Lease liabilities [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(92)	(91)
Lease liabilities [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(75)	(79)
Lease liabilities [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(47)	(64)
Lease liabilities [member] | 4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(30)	(34)
Lease liabilities [member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(63)	(82)
Floating rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(690)	(469)
Floating rate borrowings [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(686)	(464)
Floating rate borrowings [member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual cash flow from borrowings	(4)	(5)
Carrying amount [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(5,315)	(4,393)
Carrying amount [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(360)	(391)
Carrying amount [member] | Floating rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(690)	(469)
Contractual cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Total	(7,281)	(6,073)
Contractual cash flow [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(19)	(870)
Derivative financial assets	37	35
Contractual cash flow [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(707)	(2,795)
Derivative financial assets	635	828
Contractual cash flow [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,079)
Derivative financial assets	2,033	2,796
Contractual cash flow [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total	(1,572)	(904)
Contractual cash flow [member] | Within 1 year [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(258)
Derivative financial assets	12	13
Contractual cash flow [member] | Within 1 year [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(48)	(2,148)
Derivative financial assets	33	246
Contractual cash flow [member] | Within 1 year [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,498)
Derivative financial assets	1,473	2,139
Contractual cash flow [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	(718)	(790)
Contractual cash flow [member] | 1-2 years [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(17)
Derivative financial assets	13	11
Contractual cash flow [member] | 1-2 years [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(21)	(418)
Derivative financial assets	8	7
Contractual cash flow [member] | 1-2 years [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(375)
Derivative financial assets	361	422
Contractual cash flow [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	(647)	(652)
Contractual cash flow [member] | 2-3 years [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(18)
Derivative financial assets	3	10
Contractual cash flow [member] | 2-3 years [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(21)	(188)
Derivative financial assets	8	7
Contractual cash flow [member] | 2-3 years [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(181)
Derivative financial assets	173	193
Contractual cash flow [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	(939)	(593)
Contractual cash flow [member] | 3-4 years [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(18)
Derivative financial assets	1	1
Contractual cash flow [member] | 3-4 years [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(21)	(41)
Derivative financial assets	8	7
Contractual cash flow [member] | 3-4 years [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(25)
Derivative financial assets	26	42
Contractual cash flow [member] | 4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	(774)	(854)
Contractual cash flow [member] | 4-5 years [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(3)	(18)
Derivative financial assets	5
Contractual cash flow [member] | 4-5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(39)
Derivative financial assets	25	7
Contractual cash flow [member] | More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	(2,631)	(2,280)
Contractual cash flow [member] | More than 5 years [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(8)	(541)
Derivative financial assets	3
Contractual cash flow [member] | More than 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(557)
Derivative financial assets	553	554
Contractual cash flow [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Total	(6,387)	(5,195)
Contractual cash flow [member] | Carrying amount [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(15)	(2)
Derivative financial assets	21	20
Contractual cash flow [member] | Carrying amount [member] | Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1)	(42)
Derivative financial assets	13	42
Contractual cash flow [member] | Carrying amount [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(53)
Derivative financial assets	£ 13	£ 53